FREMONT MUTUAL FUNDS, INC.

     ----------------------------------------------------------------------
                         Supplement dated June 15, 2001

                                       to

              Fremont Mutual Funds Prospectus dated March 1, 2001,
                           as amended March 12, 2001
     ----------------------------------------------------------------------

As of June 16, 2001, PFPC, Inc., 4400 Computer Dr., Westborough, Massachusetts, 01581-5120, is the new transfer agent for Fremont Mutual Funds, Inc. The following changes have been made with the conversion to PFPC, Inc.

AUTOMATIC WITHDRAWAL PLAN (page 30) -- Redemptions by check will be made on the date you indicate when you sign up for this feature. Automatic transfers will no longer be available, but you may still request automatic exchanges of a specified dollar amount.

WHEN YOU NEED A SIGNATURE GUARANTEE (page 32) -- For your added protection, a Medallion Signature Guarantee is now required if you choose to exchange from one Fremont Fund into another Fremont Fund that has a different registration. The Signature Guarantee may be waived for exchanges requested at a Fremont Investor Center if proper identification is provided.

MONITORING YOUR INVESTMENT (page 32) -- The Fremont Money Market Fund, Fremont Bond Fund, and Fremont California Intermediate Tax-Free Fund will issue quarterly statements.

DIVIDENDS AND DISTRIBUTIONS (page 33) -- Short-term capital gains distributions will now be paid out with the long-term capital gains distributions, therefore your choices for receiving dividends and distributions are as follows:

o Automatically reinvest all dividends and capital gains distributions in additional shares.

o    Receive all distributions of income dividends and capital gains in cash.

o Receive income dividends in cash and accept short-term and long-term capital gains distributions in additional shares.

o Automatically reinvest income distributions and receive short-term and long-term gains distributions in cash.

o Invest all dividends and capital gains distributions in another Fremont Mutual Fund owned through an identically registered account.

For income tax purposes, short-term gains will be treated as an income distribution.

                                                                  (over, please)

                           FREMONT MUTUAL FUNDS, INC.

FREMONT GLOBAL FUND

On April 23, 2001, Fremont Investment Advisors, Inc. hired Delaware International Advisers Ltd. (Delaware International) to manage a portfolio of international stocks for the Fremont Global Fund. The portfolio will be managed by Delaware International's Equity Strategy Committee, a team led by Clive A. Gillmore, deputy managing director and head of the Emerging Markets and Small Cap Team. Mr. Gillmore joined Delaware International as a portfolio manager in 1990 after eight years of investment experience.

Recently, Fremont Investment Advisors made some changes to the composition of Fremont Global Fund's portfolio management team. Effective May 2, 2001, the team consists of: Nancy Tengler, Noel DeDora, Albert W. Kirschbaum and Alexandra Kinchen.

FREMONT U.S.  MICRO-CAP  FUND,  FREMONT U.S.  SMALL CAP FUND, AND FREMONT GLOBAL
FUND

Effective April 1, 2001, Judith Finger resigned her position at Kern Capital Management LLC (KCM), Sub-Advisor for the U.S. Micro-Cap, U.S. Small Cap, and Global Funds.

On May 14, 2001, Jamie Houde joined KCM as senior vice president and collectively with Bob Kern, David Kern, and Gregory Weaver, co-manages the Funds. From 1996 to May 2001, Mr. Houde worked for Zurich Scudder Investments as an equity research analyst. For a discussion of the business experience of Robert and David Kern and Gregory Weaver, please refer to the Portfolio Management sections on pages 13 or 15 of the prospectus.

                           FREMONT MUTUAL FUNDS, INC.

     ----------------------------------------------------------------------
                         Supplement dated June 15, 2001

                                       to

              Fremont Institutional U.S. Micro-Cap Fund Prospectus
                 dated March 1, 2001, as amended March 12, 2001
     ----------------------------------------------------------------------

As of June 16, 2001, PFPC, Inc., 4400 Computer Dr., Westborough, Massachusetts, 01581-5120, is the new transfer agent for Fremont Mutual Funds, Inc. The following changes have been made with the conversion to PFPC, Inc.

AUTOMATIC WITHDRAWAL PLAN (page 8) -- Redemptions by check will be made on the date you indicate when you sign up for this feature. Automatic transfers will no longer be available, but you may still request automatic exchanges of a specified dollar amount.

WHEN YOU NEED A SIGNATURE GUARANTEE (page 9) -- For your added protection, a Medallion Signature Guarantee is now required if you choose to exchange from one Fremont Fund into another Fremont Fund that has a different registration. The Signature Guarantee may be waived for exchanges requested at a Fremont Investor Center if proper identification is provided.

DIVIDENDS AND DISTRIBUTIONS (page 10) -- Short-term capital gains distributions will now be paid out with the long-term capital gains distributions, therefore your choices for receiving dividends and distributions are as follows:

o Automatically reinvest all dividends and capital gains distributions in additional shares.

o    Receive all distributions of income dividends and capital gains in cash.

o Receive income dividends in cash and accept short-term and long-term capital gains distributions in additional shares.

o Automatically reinvest income distributions and receive short-term and long-term gains distributions in cash.

o Invest all dividends and capital gains distributions in another Fremont Mutual Fund owned through an identically registered account.

For income tax purposes, short-term gains will be treated as an income distribution.

PORTFOLIO MANAGEMENT

Effective April 1, 2001, Judith Finger resigned her position at Kern Capital Management LLC (KCM), Sub-Advisor for the Fremont Institutional U.S. Micro-Cap Fund.

On May 14, 2001, Jamie Houde joined KCM as senior vice president and collectively with Bob Kern, David Kern, and Gregory Weaver, co-manages the Fund. From 1996 to May 2001, Mr. Houde worked for Zurich Scudder Investments as an equity research analyst. For a discussion of the business experience of Robert and David Kern and Gregory Weaver, please refer to the Portfolio Management section on page 3 of the prospectus.